CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue (notes 3(q) and 16)	$ 59,434	$ 63,746
Cost of sales	51,249	46,057
Mine operating earnings	8,185	17,689
General and administrative expenses	6,389	7,822
Expense arising from exploration for and evaluation of mineral resources	13,053	9,524
Finance and other income (expense)
Interest income	1,518	808
Finance costs	(20)	(171)
Accretion expense	(897)	(791)
Foreign exchange gain	1,067	2,292
Other income	178	275
Total Finance and other (expense) income	1,846	2,413
Income (loss) before income taxes	(9,411)	2,756
Income tax expense (note 17)	652	1,466
Net income (loss) for the year	$ (10,063)	$ 1,290
Earnings per share [abstract]
Earnings (loss) per share – basic and diluted (note 15)	$ (0.06)	$ 0.01
Cost Of Sale [Member]
Production costs	$ 47,414	$ 41,752
Amortization and depletion	3,462	3,878
Share-based compensation	373	427
General and administrative expenses [Member]
Administrative expenses	5,338	6,818
Amortization and depletion	111	76
Share-based compensation	940	928
Exploration, evaluation and development expenses [Member]
Exploration and evaluation expenses (note 24)	11,329	7,475
Mine development costs	1,716	1,991
Share-based compensation	$ 8	$ 58